SHORT-TERM BANK LOANS - Additional information (Details)										6 Months Ended
	Nov. 19, 2020 USD ($)	Jul. 10, 2020 USD ($)	Jun. 23, 2020 USD ($)	Jun. 23, 2020 CNY (¥)	Jun. 01, 2020 USD ($)	May 22, 2020 CNY (¥)	Apr. 30, 2020 USD ($)	Apr. 30, 2020 CNY (¥)	Apr. 23, 2020 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Nov. 19, 2020 CNY (¥)	Jul. 10, 2020 CNY (¥)	Jun. 23, 2020 CNY (¥)	Jun. 01, 2020 CNY (¥)	Apr. 30, 2020 CNY (¥)	Apr. 23, 2020 CNY (¥)
Short-term Debt [Line Items]
Proceeds from debt										$ 538,832	¥ 3,520,000		¥ 0
Interest Expense on Bank Loan										$ 45,451	¥ 296,912	$ 71,866
Bank of Nanjing
Short-term Debt [Line Items]
Face amount of debt			$ 229,616		$ 382,693											¥ 1,500,000	¥ 2,500,000
Term of debt			1 year	1 year	1 year
Interest rate (as a percent)			4.35%		4.35%											4.35%	4.35%
Proceeds from debt			$ 229,616	¥ 1,500,000
Beijing Rural Commercial Bank
Short-term Debt [Line Items]
Face amount of debt									$ 918,464										¥ 6,000,000
Term of debt									1 year
Interest rate (as a percent)							5.655%											5.655%
Proceeds from debt							$ 918,464	¥ 6,000,000
Carrying value of self-owned housing property pledged as collateral							$ 2,388,925											¥ 15,600,000
Industrial and Commercial Bank of China
Short-term Debt [Line Items]
Face amount of debt	$ 156,139					¥ 1,020,000								¥ 1,020,000
Term of debt	6 months					6 months
Interest rate (as a percent)	3.85%					4.45%								3.85%
China Construction Bank
Short-term Debt [Line Items]
Face amount of debt		$ 153,078													¥ 1,000,000
Term of debt		1 year
Interest rate (as a percent)		4.0525%													4.0525%